INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Summary of carrying amounts of intangible assets and goodwill
The following table summarises the movements in the carrying amounts of intangible assets and goodwill for the periods presented:

	Franchise intangible	Software	Customer relationships	Assets under construction	Total intangibles	Goodwill
Cost:	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2017	8,109	267	162	10	8,548	2,520
Additions	—	32	—	43	75	—
Disposals	—	(4)	—	—	(4)	—
Transfers and reclassifications	—	1	—	(1)	—	—
Currency translation adjustments	(25)	4	—	—	(21)	(2)
As at 31 December 2018	8,084	300	162	52	8,598	2,518
Additions	1	30	—	64	95	—
Disposals	—	(14)	(1)	—	(15)	—
Transfers and reclassifications	—	12	—	(12)	—	—
Currency translation adjustments	80	5	—	—	85	2
As at 31 December 2019	8,165	333	161	104	8,763	2,520
Accumulated amortisation:
As at 31 December 2017	—	(145)	(19)	—	(164)	—
Amortisation expense	—	(43)	(8)	—	(51)	—
Disposals	—	3	—	—	3	—
Currency translation adjustments	—	(2)	—	—	(2)	—
As at 31 December 2018	—	(187)	(27)	—	(214)	—
Amortisation expense	—	(44)	(8)	—	(52)	—
Disposals	—	13	1	—	14	—
Currency translation adjustments	—	(4)	(1)	—	(5)	—
As at 31 December 2019	—	(222)	(35)	—	(257)	—
Net book value:
As at 31 December 2017	8,109	122	143	10	8,384	2,520
As at 31 December 2018	8,084	113	135	52	8,384	2,518
As at 31 December 2019	8,165	111	126	104	8,506	2,520

Disclosure of information for cash-generating units

	31 December 2019	31 December 2018
	Pre-tax discount rate
Cash generating unit	%	%
Iberia	9	10
Great Britain	10	10
Germany	9	9

	31 December 2019		31 December 2018
	Franchise intangible	Goodwill	Franchise intangible	Goodwill
Cash generating unit	€ million	€ million	€ million	€ million
Iberia	4,289	1,275	4,289	1,275
Great Britain	1,716	200	1,632	200
Germany	1,060	748	1,060	748